Summary of Significant Accounting Policies (Details 2) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Defined Benefit Plan Disclosure [Line Items]
Short-term investments		$ 461,115
Level 1 [Member]
Defined Benefit Plan Disclosure [Line Items]
Short-term investments		$ 461,115